Note 4 - Accounts Payable and Accrued Expenses	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Notes to Financial Statements
Accounts Payable and Accrued Liabilities Disclosure [Text Block]
NOTE 4 -
ACCOUNTS PAYABLE AND ACCRUED EXPENSES

Accounts payable and accrued expenses consist of the following at:

	September 30, 2016	December 31, 2015

Legal	$10,723	$186,936
Salaries	-	41,166
Patent expense	31,315	29,239
Research and development	67,560	8,128
Payroll taxes and employee benefits	-	6,222
Other	21,113	7,564
Accounting and tax expenses	857	-

	$131,568	$279,255

NOTE 4                     ACCOUNTS PAYABLE AND ACCRUED EXPENSES

Accounts payable and accrued expenses consist of the following as of December 31:

	201 5	201 4

Legal expenses	$186,936	$51,120
Salaries	41,166	--
Patent cost	29,239	87,244
Research and development	8,128	6,089
Payroll taxes and employee benefits	6,222	--
Other	4,841	1,280

	$276,532	$145,733